Right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Cost	R$ 6,505	R$ 5,129
Accumulated depreciation	(4,008)	(2,595)
Net balance	R$ 2,497	R$ 2,534	R$ 4,604
Minimum
Right-of-use assets
Average annual depreciation rates (%)	20.00%	20.00%
Maximum
Right-of-use assets
Average annual depreciation rates (%)	30.00%	30.00%